Business Developments (Tables)	12 Months Ended
Mar. 31, 2024
Business Combinations [Abstract]
Pro Forma Statements Of Income
The following unaudited pro forma statements of operations present the result of operations for HC Philippines and HC Indonesia as if the acquisitions had occurred on April 1, 2022:

	HC Philippines		HC Indonesia
	Fiscal years ended March 31,		Fiscal years ended March 31,
	2023	2024	2023	2024
	(in millions)
Statements of operations data
Total revenue	¥45,643	¥62,218	¥23,080	¥27,004
Net income (loss) attributable to Mitsubishi UFJ Financial Group	4,166	4,766	(141)	(139)
The following unaudited pro forma statements of operations present the result of operations for MFIN as if the acquisition had occurred on April 1, 2022:

	Fiscal years ended March 31,
	2023	2024
	(in millions)
Statements of operations data
Total revenue	¥19,733	¥20,580
Net income attributable to Mitsubishi UFJ Financial Group	¥3,014	¥1,416
The following unaudited pro forma statements of operations present the results of operations as if the acquisition of AlbaCore had occurred on April 1, 2022:

	Fiscal years ended March 31,
	2023	2024
	(in millions)
Statements of operations data
Total revenue	¥7,780	¥8,279
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥(712)	¥859